Note 15 - Segmented Information (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
September 30 , 201 8	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$260,098	$1,124,783	$1,384,881
Segmented liabilities	237,912	732,691	970,603
Segmented revenue	297,022	930,010	1,227,032
Segmented direct costs	98,870	68,315	167,185
Segmented selling, general & administrative	608,826	319,537	928,363
Segmented profit / (loss)	(533,255)	391,403	(141,852)
September 30 , 201 7	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$5,473,679	$1,200,393	$6,674,072
Segmented liabilities	250,512	342,480	592,992
Segmented revenue	1,066,887	954,919	2,021,806
Segmented direct costs	86,703	67,138	153,841
Segmented selling, general & administrative	450,733	430,287	881,020
Segmented intangible amortization	972,667	-	972,667
Segmented other expense	532	148,392	149,368
Segmented income (loss)	(444,192)	309,102	(135,090)
Segmented intangible addition	1,740,001	-	1,740,001
Other Financial Items	2018	2017
Online English Language Learning segmented income (loss)	$(533,255)	$(444,192)
Print-Based English Language Learning segmented income	391,403	309,102
Foreign exchange	48,988	(195,572)
Interest expense and other financial expense	(43,032)	(31,524)
Share-based payment	(87,539)	(65,560)
Other comprehensive income (loss)	(3,579)	(1,767)
Total Comprehensive Income	$(227,014)	$(429,513)

Disclosure of geographical areas [text block]
	2018	2017	2016
Latin America	$240,695	$1,000,845	$835,943
China	952,090	968,805	1,553,718
Other	34,247	52,156	69,251
	$1,227,032	$2,021,806	$2,458,912
	2018	2017	201 6
Canada	$1,378,026	$6,674,072	$6,948,988
China	6,855	-	7,262
	$1,384,881	$6,674,072	$6,956,250